Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

Baillie Gifford Multi Asset Fund (the “Fund”)

Supplement dated April 30, 2021 to the Prospectus dated August 28, 2020, as supplemented or revised from time to time

As of April 30, 2021, subject to certain eligibility criteria and the terms and conditions set forth in the Fund’s Prospectus and statement of additional information, the Fund may allow its Class K shares to be exchanged for its Institutional Class shares and its Institutional Class shares to be exchanged for its Class K shares.  Additionally, subject to the aforementioned restrictions, as of April 30, 2021 the Fund may allow its Class K and Institutional Class shares to be exchanged for the Class K and Institutional Class shares of other series of Baillie Gifford Funds.  Therefore, effective as of April 30, 2021, the Prospectus is revised as follows:

1.             The “Purchasing and Selling Fund Shares” section under “Fund Summary” in the Prospectus is restated in its entirety as follows:

Purchasing, Exchanging, and Selling Fund Shares

To purchase, exchange, or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase, exchange, or redeem shares on any day the New York Stock Exchange (“NYSE”) is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections of the Prospectus entitled “Shares—How to Buy or Exchange Shares” and “Shares—How to Sell Shares.” The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)              If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC (“BGFS”), the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase or exchange order for any reason. Additional information regarding restrictions on purchasing or exchanging shares is provided in the section of the Prospectus entitled “Shares—Restrictions on Buying or Exchanging Shares.”

2.             The “How to Buy Shares” section under “Shares” in the Prospectus is restated in its entirety as follows:

How to Buy or Exchange Shares

Purchase Process

You may purchase Institutional Class or Class K shares of the Fund by taking the following two steps:

1.              Request a Purchase.

If you purchase shares through a financial intermediary, you may make a purchase for shares by making a request to your intermediary. Your intermediary may charge you a transaction fee or other fee in return for its services.

For Class K, you may also email a purchase request to the Bank of New York Mellon (the “Transfer Agent”) in a format prescribed by the Manager, which includes:

o                           the name and class of the Fund;

o                           the exact name in which shares are to be registered;

o                           the shareholder account number;

o                           the dollar amount of shares to be purchased;

o                           a signature by all owners of the shares, in accordance with the form of registration;

o                           the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust; and

o                           the trade date.

All emails containing a purchase request must be unencrypted. The email address for purchase requests sent to the Transfer Agent is: BGUSInstTrades@bnymellon.com.

Please note, if this is your first purchase through a bank, broker or financial intermediary:

o                           your financial intermediary may have different or additional requirements for opening an account and/or processing share purchases, or may be closed at times when the Fund is open;

o                           your financial intermediary may need to determine which, if any, shares are available through that firm and to learn which other rules apply;

o                           to open certain types of accounts, such as IRAs, you may be required to submit an account-specific application. If you are opening an account through a financial intermediary, such as a bank or broker, the financial intermediary should have the documents that you will need; and

o                           individual participants in a participant-directed retirement plan (such as a 401(k) plan) must submit their investment elections in accordance with the relevant plan documentation.

If this is your first purchase and you are not purchasing through a financial intermediary (available for Class K shares only):

o                           you will need to contact the Trust, which will determine if you are eligible to purchase Class K shares. If you are eligible, the Trust will ask you to complete an application form; and

o                           bank account details provided to the Transfer Agent will be used to process all future redemptions, unless you contact the Transfer Agent to change those details.

The Manager, Transfer Agent, or your financial intermediary, as applicable, may ask you for additional information. Federal law requires financial institutions to obtain, verify and record identification information relating to investors, to help the U.S. government fight the funding of terrorism and money laundering activities. The Fund may consequently be required to obtain, and potentially update, the following information from investors: (i) name; (ii) date of birth (for individuals); (iii) residential or business street address; (iv) Social Security Number, taxpayer identification number, or other identifying number; and (v) completed Forms W-8 or W-9. Individuals opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), may be required to supply the identity of the beneficial owners or controlling person(s) of the legal entity prior to the opening of the account. The Fund or its service providers may release this information or any other information held by you to proper authorities if, in light of applicable laws or regulations concerning money laundering and similar activities they determine it is in the best interests of the Fund or otherwise permitted by applicable law and appropriate to do so. The Fund or its service providers may also provide nonpublic personal financial information relating to shareholders or prospective shareholders to third-parties as necessary to perform services for the Fund or to comply with requests from regulators or tax authorities.

The Fund will then decide whether to accept your application on behalf of the Trust. Assuming your request is accepted, you will receive the account details for payment.

2.              Pay for shares.

Payment for shares can be made by:

o                           electronic bank transfer to the nominated account;

o                           exchanging securities on deposit with a custodian acceptable to the Manager or the Fund’s distributor, BGFS; or

o                           a combination of such securities and cash.

The Transfer Agent will then apply the payment to the purchase of full and fractional Fund shares of beneficial interest in the Fund, and will send you (or your financial intermediary will send you) a statement confirming the transaction. Please see the back cover of this Prospectus for information on how to contact the Trust. Please see the section below on how to pay for shares by exchanging securities.

Exchange Process

If you are an existing shareholder of Class K shares, you may request an exchange by submitting a request to your intermediary or the Transfer Agent.  If you are an existing shareholder of Institutional Class shares, you may request an exchange by submitting a request to your intermediary or the Manager.  Certain information may be required prior to the completion of any exchange.

When you can buy shares

Unless otherwise indicated in this Prospectus or the SAI, shares of the Fund are offered on a continuous basis and can be purchased on any day on which the NYSE is open for unrestricted trading.

With respect to transactions directly with the Fund/Transfer Agent, for a purchase order to be effective as of a particular day, the Fund must have accepted the order and have received immediately available funds by the Pricing Point on such day.

The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

Cancelling an order

Purchase orders cannot be cancelled after the Trust has received immediately available funds. This is the case even if the cancellation request is received prior to the Pricing Point.

Paying by exchanging securities

If you are paying for Fund shares with securities, please note:

-                 You must obtain instructions by contacting the Fund. See “Contacts and Further Information” below;

-                 You must deliver all rights in the securities to the Fund to finalize the purchase of Fund shares;

-                 You should obtain tax advice regarding the specific U.S. federal income tax consequences of this process. Generally speaking, for U.S. federal income tax purposes, payment using securities may give rise to a gain or loss by an investor that is subject to U.S. federal income taxation. This depends on several factors, including the investor’s basis in the securities tendered and the extent to which the investor owns shares of the Fund following the exchange;

-                 The securities will be valued in the same manner as the Fund’s assets as described under “How Shares are Priced,” subject to any charges or expenses which may be properly incurred as a consequence of such transaction;

-                 The Manager will not approve the acceptance of securities in exchange for Fund shares unless:

o                           The Manager, in its sole discretion, believes the securities are appropriate investments for the Fund;

o                           You represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, as amended, or that would otherwise impair the investors’ ability to transfer them to the Fund or the Fund’s ability to dispose of them subsequently; and

o                           the securities may be acquired under the Fund’s investment policies and restrictions.

-                 No investor owning 5% or more of the Fund’s shares may purchase additional Fund shares by exchange of securities, other than at the sole discretion of the Manager or BGFS in accordance with the applicable legal and regulatory restrictions on affiliated transactions.

3.             The “Restrictions on Buying Shares” section under “Shares” in the Prospectus is restated in its entirety as follows:

Restrictions on Buying or Exchanging Shares

Minimum Investment

The minimum initial investment for Class K is $10 million. There is no minimum investment amount for Institutional Class shares. The Fund may, at its discretion, permit a smaller minimum total investment balance for Class K shares under certain circumstances.

If you purchase or exchange shares through a financial intermediary, the intermediary may impose different investment minimums.

Share Class Eligibility

You must be eligible for the share class you are applying for. The Fund offers two classes of shares through this Prospectus: Class K and Institutional Class. Class K and Institutional Class shares of the Fund have the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. You should choose the share class for which you are eligible, with the expense structure that best meets your needs.

The principal differences between the share classes are as follows:

	Class K	Institutional Class
Availability	Limited to institutional and other investors, as described below, that do not require or receive sub-accounting or recordkeeping payments from the Fund.

Available to certain banks, broker-dealers and other Financial Intermediaries, employer-sponsored retirement plans and other similar entities that require sub-accounting, sub-transfer agency, shareholder servicing payments, and/or recordkeeping payments from the Fund for some or all of their underlying investors.

Minimum Initial Investment	$10 million	None
Minimum Subsequent Investment	None	None
Sub-Accounting/Sub-Transfer Agency Expenses	None

Yes. Expenses may vary depending on the arrangements with financial intermediaries that offer Fund shares. Expenses are incurred pursuant to “fee for service” arrangements with financial intermediaries.

Distribution (Rule 12b-1) Fees	None	None
Administration and	0.17%	0.17%

	Class K	Institutional Class
Supervisory Fee
Sales Charge (Load)	None	None
Redemption Fees	None	None

Class K Shares

The following categories of investors and accounts may buy or exchange into Class K shares of the Fund, provided that they do not require or receive sub-accounting or recordkeeping payments from the Fund:

-                 Institutional investors, including, but not limited to, employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), endowments, foundations, insurance company general accounts, insurance company separate accounts, local, city, and state governmental institutions, and other tax-exempt entities that meet the requirements for qualification under Section 501 of the Code.

-                 Unaffiliated U.S. registered mutual funds including those that operate as “fund of funds,” collective trust funds, investment companies or other pooled investment vehicles.

-                 Other investors for which the Fund or BGFS has pre-approved the purchase.

The following categories of investors and accounts qualify to buy or exchange into Class K shares of the Fund but the $10 million investment minimum is waived:

-                 Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs) that invest through a record-keeper or third party retirement platform.

-                 Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, or multi-family office (referred to as the “Sponsor”) in which the program participant pays the Sponsor a fee for investment advisory or related services and the Sponsor or a broker-dealer through which the Fund’s shares are acquired has an agreement with BGFS.

-                 Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, provided BGFS has entered into a contract with the state sponsor of the program or one of its service providers to provide certain services relating to the operation of the program or to provide Fund shares for purchase in connection with the program.

-                 Clients (other than defined contribution employer sponsored retirement plans) of an institutional consultant where (a) the consultant has undertaken to provide certain services directly to the client with respect to the client’s investment in the Fund and (b) the Fund or BGFS has notified that consultant in writing that the proposed investment is permissible.

-                 Investment companies or other pooled vehicles that are managed by the Manager or its affiliates.

-                 Directors or officers of the Fund, or partners or employees of the Manager or its affiliates, or members of the immediate family of any of those persons.

-                 Existing institutional separate account clients of the Manager or its affiliates.

-      Investors for whom the Fund or the Manager determines that a strategic reason exists for such a waiver.

-      Investors with an account which the Fund or the Manager believes will grow to meet the investment minimum in the future.

Class K shares are not available for purchase or exchange directly by members of the public, except as explicitly provided herein, or by those who require any form of sub-accounting, sub-transfer agency and/or other shareholder services payments from the Fund.

Institutional Class Shares

Institutional Class shares of the Fund are available to certain banks, broker-dealers and other financial intermediaries, employer-sponsored retirement plans and other similar entities that typically require sub-accounting, sub-transfer agency, shareholder services payments and/or recordkeeping payments from the Fund for some or all of their underlying investors.

The following investors and accounts qualify to buy or exchange Institutional Class shares of the Fund:

-      Employer-sponsored retirement plans that invest through a record-keeper or third-party retirement platform.

-      Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between BGFS and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

o         services relating to operating the program; and/or

o         Fund shares for purchase which require sub-accounting, sub-transfer agency and/or other shareholder services payments from the Fund.

-      Advisory programs where the shares are acquired by a Sponsor on behalf of program participants if:

o         the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

o         the Sponsor or the broker-dealer through which the Fund’s shares are acquired has an agreement with BGFS.

-      Other investors for which the Fund or BGFS has pre-approved the purchase or exchange.

Institutional Class shares are not available for purchase or exchange directly by members of the public, except as explicitly provided herein.

Exchanges

The Manager and the Fund reserves the right to reject any exchange application for any reason that the Manager or the Fund in its sole discretion deems appropriate.  All exchanges are subject to the Manager’s discretion.

Exchanges into a different series of the Trust – Class K or Institutional Class shareholders invested via a financial intermediary may be permitted to exchange their shares in the Fund for either Class K or Institutional Class shares in another series of the Trust at the discretion of the Manager so long as:

-      your financial intermediary’s policies and procedures permit exchanges;

-      you are eligible to invest in the desired series of the Trust and share class;

-      both accounts have the same registration information; and

-      it is operationally viable to process the exchange.

Class K shareholders invested directly with the Transfer Agent may be permitted to exchange their Class K shares in the Fund for Class K shares in another series of the Trust.

Exchanges into the same Fund – Class K or Institutional Class shareholders invested via a financial intermediary are permitted to exchange between these classes so long as:

-      your financial intermediary’s policies and procedures permit exchanges and

-      you are eligible to invest in the desired share class.

Class K shareholders invested directly with the Transfer Agent are generally not permitted to exchange their Class K shares in the Fund for Institutional Class shares of the same Fund.

You must be purchasing for your own account

Purchasers must be acquiring shares for their own account or through an authorized intermediary and for investment purposes only, or must otherwise be doing so in a manner acceptable to the Trust.

You must be a U.S. Person

Shares of the Fund are intended for investment by U.S. persons. The Manager and BGFS each reserve the right to reject any purchase order from any investor outside the U.S.

The Manager is not offering Fund shares to or with or otherwise promoting the Fund to any natural or legal persons domiciled or with a registered office in any European Economic Area member state (“EEA Member State”) where the European Union’s Alternative Investment Fund Managers Directive (“AIFMD”) is in force and effect. Furthermore, in light of the structure of the Fund and the manner in which it is managed, it does not fall within the scope of the AIFMD, and shareholders of the Fund are not subject to the protections of AIFMD or any implementing legislation relating to AIFMD. The Manager may in its discretion accept any such investor into the Fund, but only if it satisfied that, by accepting such investor, it would not be in breach of any law, rule, regulation or other legislative or administrative measure in or otherwise applicable to the relevant EEA Member State and such investor is otherwise eligible under the laws of such EEA Member State to invest in the Fund.

Purchases or exchanges may be rejected

The Fund reserves the right to reject any purchase or exchange order for any reason that the Fund in its sole discretion deems appropriate.

In all cases, the Manager and BGFS reserve the right to reject any particular investment or exchange. In particular, and without limiting the generality of the foregoing the Manager or BGFS may reject an investment or exchange:

-      if in the opinion of the Manager or BGFS, the size of the investment and/or the transaction costs associated with the investment are such that there would be a dilution of the Fund’s net asset value;

-      if the Fund is unable to verify your identity within a reasonable time;

-      if you are proposing to purchase shares using securities and the Manager has determined that this is not appropriate; and

-      to the extent a plan sponsor wishes to rely upon the Manager or BGFS to provide recordkeeping services, such as maintaining plan and participant records; processing enrolment; processing participants’ investment elections, contributions, and distributions; and issuing account statements to participants or other personalized services with respect to individual beneficial owners.

Restrictions on Certain Fund Investors

The Fund is a U.S. mutual fund. As a U.S. mutual fund, the Fund is prohibited from allowing investment by certain other mutual funds and certain types of private funds in excess of specific thresholds. In particular, the Fund is required to limit investment by funds commonly known as “hedge funds” or “private equity funds.” Any investor or prospective investor in the Fund that is itself a fund should consider carefully what regulations may apply to it or the Fund, including Section 12(d)(1) of the 1940 Act, in connection with any prospective investment. The Fund reserves the right to reject a purchase order or require an investor to redeem its shares to comply with the foregoing limitations.

Your account may be closed if your account balance, or the account balance of your Fund or share class with a financial intermediary, falls below a minimum amount, the Fund may choose to redeem the shares in the account and mail you the proceeds. In these circumstances, you will receive at least 30 days’ notice before your account is closed. In addition, if BGFS’s or the Trust’s relationship with the financial intermediary through which you hold shares of the Fund is terminated, and you do not transfer your account to a different authorized financial intermediary, the Trust reserves the right to redeem your shares of the Fund. The Trust will not be responsible for any loss in your account or any tax liability resulting from a redemption in these circumstances.

Fund may change the terms

The Fund reserves the right to suspend or change the terms of the offering of its shares. The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Delivery of documents to accounts sharing an address

To reduce expenses, the Fund may mail only one copy of the Fund’s Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-844 394 6127, or contact your financial institution. We will begin sending you individual copies within thirty (30) days of receiving such request.

Furthermore, effective immediately, the Prospectus is revised as follows:

1.       The following disclosure is added to the section titled “Selected Investment Techniques and Topics” under “Additional Information about Principal Strategies and Risks” in the Prospectus:

Investing in China through the Stock Connect programs and QFI program

The Fund may invest in China “A” Shares (“A Shares” or “China A Shares”). China A Shares are common stocks and other equity securities of issuers located in China that are listed or traded on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, or any other stock exchange in China and which are quoted in renminbi (“RMB”). The Fund may access China A Shares through the Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program (together the “Stock Connect programs”) or through the Manager’s qualified foreign investor (“QFI”) license. Historically, investments in stocks, bonds, and warrants listed and traded on a mainland Chinese stock exchange, investment companies, and other financial instruments (collectively referred to as “China Securities”) approved by the China Securities Regulatory Commission (“CSRC”) were limited for investment by non-Chinese investors. The CSRC has now granted the Manager a QFI license allowing the Manager to invest in China Securities and the Fund now has access to the Stock Connect programs.

The Stock Connect programs are securities trading and clearing link programs that enable international investors to invest in China A Shares. Trading under the Stock Connect programs is subject to an aggregate daily quota, which limits the maximum net buy value of cross-boundary trades under each of the Stock Connect programs each day. This is monitored by the Stock Exchange of Hong Kong on a real-time basis and reset every day. If the daily quota drops to zero or is exceeded, no further buy orders will be accepted for the remainder of that day (although sales of China A Shares are permitted regardless of the daily quota). The daily quota is not specific to any one particular investor. The Stock Connect programs are also subject to various other restrictions which may constrain a Fund’s ability to invest in a particular company at a particular time, such as limits on when markets are open and trades processed and additional regulations and listing rules imposed by China and the Shanghai and Shenzhen exchanges.

Under the QFI program, there are certain regulatory constraints including, without limitation, restrictions on the types of instruments available for purchase by the license holder, the ability of the license holder to repatriate funds, and the structure of custodial and brokerage accounts for trading in Chinese securities. In particular, with respect to the QFI custodial arrangements, to the extent the Fund’s cash is commingled with the assets of other clients of a Chinese custodian and the Chinese custodian becomes insolvent, the Fund will not have any proprietary rights to the cash deposited in the account, and the Fund will become an unsecured creditor, ranking pari passu with all other unsecured creditors, of the Chinese custodian. Although the relevant QFI regulations have recently been revised to relax regulatory restrictions on the onshore capital management by QFI license holders (including removing investment quota limit and simplifying routine repatriation of investment proceeds), it is a new development and therefore subject to uncertainties as to how well it will be implemented in practice, especially at the early stage.

2.       The following disclosure is added to the section titled “Investment Manager” under “Fund Management” in the Prospectus:

Participating Affiliate Arrangements

The Manager has entered into a personnel-sharing arrangement with its Hong Kong-based affiliate, Baillie Gifford Asia (Hong Kong) Limited 柏基亞洲(香港)有限公司 (“Baillie Gifford Asia”). Pursuant to this arrangement, Baillie Gifford Asia acts as a “participating affiliate” of the Manager and certain employees of Baillie Gifford Asia are treated as “associated persons” of the Manager. In this capacity, these individuals are subject to the oversight of the Manager and its Chief Compliance Officer. These associated persons, on behalf of the Manager, provide trade execution and related services to the Fund. The personnel-sharing arrangement is based on no-action letters of the staff of the SEC that permit SEC-registered investment advisers to rely on and use the resources of advisory affiliates, subject to certain conditions.

Baillie Gifford Asia is not registered as an investment adviser with the SEC. The Manager may in the future enter into additional personnel-sharing arrangements, including with its non-U.S.

unregistered investment advisory affiliates, for a variety of investment advisory services, including investment research and portfolio management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE